INVENTORIES (Tables)	0 Months Ended
Jun. 30, 2011
Inventories Tables [Abstract]
Inventory current
NOTE 4 – Inventories:
Inventories consisted of the following:
	June 30,	December 31,
	2011	2010

	U.S. $ in millions
	Unaudited	Audited
Finished products	$2,264	$1,948
Raw and packaging materials	1,413	1,237
Products in process	638	579

	4,315	3,764
Materials in transit and payments on account	143	102

	$4,458	$3,866